Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000064595
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class A
Trading Symbol	TOLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[1]
AssetsNet	$ 782,884,473
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,378,754
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	782,884,473
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	3,378,754

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Utilities	42%
Energy	32%
Industrials	15%
Real Estate	8%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	53%
Canada	16%
United Kingdom	7%
Spain	6%
France	5%
Germany	3%
Italy	2%
Australia	2%
Hong Kong	1%
Mexico	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	48.5% of Net Assets
Williams Companies, Inc. (United States)	6.3%
TC Energy Corp. (Canada)	5.6%
Enbridge, Inc. (Canada)	5.5%
Vinci SA (France)	5.4%
National Grid PLC (United Kingdom)	4.9%
American Tower Corp. (United States)	4.6%
Sempra (United States)	4.6%
Targa Resources Corp. (United States)	4.5%
PG&E Corp. (United States)	3.6%
Consolidated Edison, Inc. (United States)	3.5%

C000064596
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class C
Trading Symbol	TOLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.99%	[2]
AssetsNet	$ 782,884,473
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,378,754
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	782,884,473
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	3,378,754

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Utilities	42%
Energy	32%
Industrials	15%
Real Estate	8%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	53%
Canada	16%
United Kingdom	7%
Spain	6%
France	5%
Germany	3%
Italy	2%
Australia	2%
Hong Kong	1%
Mexico	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	48.5% of Net Assets
Williams Companies, Inc. (United States)	6.3%
TC Energy Corp. (Canada)	5.6%
Enbridge, Inc. (Canada)	5.5%
Vinci SA (France)	5.4%
National Grid PLC (United Kingdom)	4.9%
American Tower Corp. (United States)	4.6%
Sempra (United States)	4.6%
Targa Resources Corp. (United States)	4.5%
PG&E Corp. (United States)	3.6%
Consolidated Edison, Inc. (United States)	3.5%

C000148174
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	TOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[3]
AssetsNet	$ 782,884,473
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,378,754
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	782,884,473
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	3,378,754

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Utilities	42%
Energy	32%
Industrials	15%
Real Estate	8%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	53%
Canada	16%
United Kingdom	7%
Spain	6%
France	5%
Germany	3%
Italy	2%
Australia	2%
Hong Kong	1%
Mexico	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	48.5% of Net Assets
Williams Companies, Inc. (United States)	6.3%
TC Energy Corp. (Canada)	5.6%
Enbridge, Inc. (Canada)	5.5%
Vinci SA (France)	5.4%
National Grid PLC (United Kingdom)	4.9%
American Tower Corp. (United States)	4.6%
Sempra (United States)	4.6%
Targa Resources Corp. (United States)	4.5%
PG&E Corp. (United States)	3.6%
Consolidated Edison, Inc. (United States)	3.5%

C000064597
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class S
Trading Symbol	TOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$56	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[4]
AssetsNet	$ 782,884,473
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,378,754
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	782,884,473
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	3,378,754

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Utilities	42%
Energy	32%
Industrials	15%
Real Estate	8%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	53%
Canada	16%
United Kingdom	7%
Spain	6%
France	5%
Germany	3%
Italy	2%
Australia	2%
Hong Kong	1%
Mexico	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	48.5% of Net Assets
Williams Companies, Inc. (United States)	6.3%
TC Energy Corp. (Canada)	5.6%
Enbridge, Inc. (Canada)	5.5%
Vinci SA (France)	5.4%
National Grid PLC (United Kingdom)	4.9%
American Tower Corp. (United States)	4.6%
Sempra (United States)	4.6%
Targa Resources Corp. (United States)	4.5%
PG&E Corp. (United States)	3.6%
Consolidated Edison, Inc. (United States)	3.5%

C000064598
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	TOLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[5]
AssetsNet	$ 782,884,473
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 3,378,754
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	782,884,473
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	3,378,754

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Utilities	42%
Energy	32%
Industrials	15%
Real Estate	8%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	53%
Canada	16%
United Kingdom	7%
Spain	6%
France	5%
Germany	3%
Italy	2%
Australia	2%
Hong Kong	1%
Mexico	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	48.5% of Net Assets
Williams Companies, Inc. (United States)	6.3%
TC Energy Corp. (Canada)	5.6%
Enbridge, Inc. (Canada)	5.5%
Vinci SA (France)	5.4%
National Grid PLC (United Kingdom)	4.9%
American Tower Corp. (United States)	4.6%
Sempra (United States)	4.6%
Targa Resources Corp. (United States)	4.5%
PG&E Corp. (United States)	3.6%
Consolidated Edison, Inc. (United States)	3.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.